Document and Entity Information	Mar. 17, 2022
Cover [Abstract]
Entity Registrant Name	MONEYGRAM INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0001273931
Document Type	8-K
Document Period End Date	Mar. 17, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-31950
Entity Tax Identification Number	16-1690064
Entity Address, Address Line One	2828 N. Harwood Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	999-7552
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false